Asset Impairments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 item
Asset Impairments
Number of land parcels for which impairment charges were recorded		6
Number of amenities assets for which impairment charges were recorded		3
Aggregate fair value after impairment charges		$ 17,600
Impairments for each of the entity's asset components
Total asset impairments	0	11,422
Land held for sale
Impairments for each of the entity's asset components
Total asset impairments		9,966
Investment in amenities
Impairments for each of the entity's asset components
Total asset impairments		$ 1,456